Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 11,636	$ 32,306
Accounts receivable		8,280
Prepaid expenses, deposits and receivables	2,367	3,076
TOTAL CURRENT ASSETS	14,003	43,662
NON-CURRENT ASSETS
Right-of-use assets, net	1,301	1,177
Property, plant and equipment, net	736	464
Patent rights, net	2,031	1,919
TOTAL NON-CURRENT ASSETS	4,068	3,560
TOTAL ASSETS	18,071	47,222
CURRENT LIABILITIES
Accounts payable and accrued liabilities	8,335	5,616
Current portion of lease liabilities	320	346
Deferred revenues	1,206
Warrant derivative liability	39	4,930
TOTAL CURRENT LIABILITIES	9,900	10,892
NON-CURRENT LIABILITIES
Deferred income tax liabilities	56	56
Lease liabilities	1,160	981
TOTAL LIABILITIES	11,116	11,929
SHAREHOLDERS' EQUITY
Share capital	264,460	263,364
Contributed surplus – warrant reserve	11,749	11,749
Contributed surplus	15,107	14,067
Deficit	(284,361)	(253,887)
TOTAL SHAREHOLDERS’ EQUITY	6,955	35,293
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 18,071	$ 47,222